Accrued Expenses and Other Current Liabilities (FY) - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Contract research	$ 3,189	$ 2,376	$ 820
Professional fees	2,316	1,388	747
Manufacturing	90	928	4,783
Employee compensation and benefits	211	302	3,616
Accrued interest	0	266	266
Other	84	147	356
Total accrued expenses and other current liabilities	$ 5,924	$ 5,407	$ 10,588